Deferred Tax Liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities
	31 December 2023	30 June 2023
	RM	RM

As at 1 July	18,348,654	18,113,481
(Reversal)/Recognised in profit or loss	(13,164,961)	235,172
As at 31 December/30 June	5,183,693	18,348,653

Schedule of Components of Deferred Tax Assets and Liabilities	Components of deferred tax assets and liabilities at the end of each reporting period/year comprise the tax effects of:
	31 December 2023	30 June 2023
	RM	RM

Excess of net carrying amount over tax written down value of plant and equipment	6,656,542	16,273,798
Unabsorbed capital allowances	(7,142,669)	(3,979,418)
Unabsorbed tax loses	(2,078)	-
Intangible asset	5,671,898	6,054,273
	5,183,693	18,348,653